Income Tax - Schedule of Temporary Differences for Deferred Income Tax Assets (Details) - CAD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Major components of tax expense (income) [abstract]
Non-capital loss carry-forward	$ 10,478	$ 3,995
Financing costs	2,136	2,927
Other deferred tax assets	455	0
Unrecognized deferred income tax assets	$ 13,069	$ 6,922